Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2011
Short-term Investments [Abstract]
Schedule Of Short Term Investments

	(In thousands)
	December 31,
	2011	2010

Certificates of deposit	$775,000	$800,363
Corporate debt	103,506	—
Federal Home Loan Bank obligations	185,500	—
Variable rate demand notes	298,635	353,260

	$1,362,641	$1,153,623